Offerings	May 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	25,694,584
Proposed Maximum Offering Price per Unit	19.13
Maximum Aggregate Offering Price	$ 491,537,391.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 67,881.31
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. The proposed maximum offering price per share is based on a third party valuation of the Company's common stock.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	45,034,282
Proposed Maximum Offering Price per Unit	19.13
Maximum Aggregate Offering Price	$ 861,505,814.66
Amount of Registration Fee	$ 118,973.95
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. The proposed maximum offering price per share is based on a third party valuation of the Company's common stock.